Investments: Investments in Debt Securities (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Investments in Debt Securities

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 9,888	$ 103	$ (4)	$ 9,987
Mortgage-backed securities:
Residential mortgage-backed	2,966	241	-	3,207

Total debt securities	$ 12,854	$ 344	$ (4)	$ 13,194

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2013 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,403	$ 153	$ -	$ 2,556
Mortgage-backed securities:
Residential mortgage-backed	3,741	259	-	4,000

Total debt securities	$ 6,144	$ 412	$ -	$ 6,556